TAXATION - Components of income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
TAXATION
Current	$ 837	Rp 11,357	Rp 10,738	Rp 8,365
Deferred	(103)	(1,399)	(1,721)	(342)
Net Income Tax Expense	$ 734	9,958	9,017	8,023
The company
TAXATION
Current		586	671	201
Deferred		(1,608)	(844)	(38)
Subsidiaries
TAXATION
Current		10,771	10,067	8,164
Deferred		Rp 209	Rp (877)	Rp (304)